Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Refined products	$ 201,928	$ 257,476
Crude oil and other raw materials	288,403	318,565
Lubricants	14,996	14,265
Convenience store merchandise	42,211	38,931
Inventories	547,538	629,237
FIFO Inventory Amount	$ 14,500	$ 18,200